UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

January 31, 2010 (unaudited)

Name of Issuer	Shares	Value
Long-Term Investments— 86.2%

Asset Allocation Fund— 5.9%
PowerShares DB G10 Currency Harvest Fund*	129,533	$2,980,554

Commodity Funds —1.4%
iPath Dow Jones-UBS Commodity Index Total Return ETN*	5,930	230,677
PowerShares DB Commodity Index Tracking Fund*	21,019	476,921

Total Commodity Funds		707,598

Debt Funds – 52.5%
iShares Barclays Aggregate Bond Fund	39,905	4,176,058
iShares Barclays Credit Bond Fund	2,738	280,974
iShares Barclays US Treasury Inflation Protected Securities Fund	364	38,398
iShares iBoxx $ High Yield Corporate Bond Fund	40,597	3,500,273
iShares iBoxx $ Investment Grade Corporate Bond Fund	71,292	7,517,741
iShares JPMorgan USD Emerging Markets Bond Fund	9,698	981,729
PowerShares Emerging Market Sovereign Debt Portfolio	15,362	388,351
SPDR Barclays Capital 1-3 Month T-Bill ETF	11,935	547,459
SPDR Barclays Capital Aggregate Bond ETF	1,339	73,966
SPDR Barclays Capital High Yield Bond ETF	68,835	2,676,305
SPDR Barclays Capital International Treasury Bond ETF	22,485	1,259,160
Vanguard Short-Term Bond ETF	33,185	2,666,083
Vanguard Total Bond Market ETF	28,972	2,305,882

Total Debt Funds		26,412,379

Equity Funds— 26.4%
iShares MSCI EAFE Index Fund	16,899	886,860
iShares MSCI Emerging Markets Index	213,539	8,170,002
Vanguard Emerging Markets ETF	107,586	4,118,392
Vanguard Europe Pacific ETF	3,360	108,662

Total Equity Funds		13,283,916

Total Long-Term Investments— 86.2%
(Cost $43,546,938)		43,384,447

Short-Term Investment— 3.4%
Money Market Fund – 3.4%
Dreyfus Treasury & Agency Cash Management 521 Institutional
(Cost $1,682,837)		1,682,837

Total Investments—89.6%
(Cost $ 45,229,775)		$45,067,284

Other Assets in Excess of Liabilities—10.4%(a)		5,245,803

Net Assets—100.0%		$50,313,087

* Non-income producing securities.
(a) Other Assets in Excess of Liabilities includes net unrealized appreciation on swaps.
ETF - Exchange Traded Fund
ETN - Exchange Traded Note

See notes to schedule of investments.

Notes to Schedule of Investments

January 31, 2010 (unaudited)

1. ORGANIZATION

IQ ALPHA Hedge Strategy Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Institutional Class and Investor Class. Both classes have equal rights and voting privileges, except in matters affecting a single class. The Investor Class has a distribution plan in place.

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ Alpha Hedge Index (the “Index”). The objective of the Index is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if IndexIQ Advisors LLC (the “Advisor”) determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

The authoritative guidance for fair value measurements and disclosures establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Fund utilized various inputs in determining the value of its investments. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Also included is guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type. The three-tier hierarchy of inputs is summarized below:

  Level 1 – quoted prices in active markets for identical investments.

  Level 2 – other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (continued)

January 31, 2010 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Level 3	Totals

Mutual Funds
Asset Allocation Fund	$2,980,554	$-	$-	$2,980,554
Commodity Funds	707,598	-	-	707,598
Debt Funds	26,412,379	-	-	26,412,379
Equity Funds	13,283,916	-	-	13,283,916
Money Market Fund	1,682,837	-	-	1,682,837
Other Financial Instruments*	-	5,556	-	5,556

Total	$45,067,284	$5,556	$-	$45,072,840

* Other Financial Instruments includes swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. FEDERAL INCOME TAX

At January 31, 2010, the cost of investment and net unrealized appreciation/(depreciation) for income tax purposes was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$45,229,775	$254,024	$416,515	$(162,491)

4. TOTAL RETURN SWAP AGREEMENTS

The Fund will use total return swaps to increase the exposure of the Fund to any component of the Index or other portfolio investment beyond 100% of the Fund’s net asset investment in such component of the Index or other portfolio investment. The exposure of the Fund will vary but in any event will be less than 200% of its net assets. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. At January 31, 2010, the Fund held $5,700,000 cash as collateral for swaps.

Morgan Stanley acts as the counterparty to all total return swaps listed below. The Fund will either receive fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

CurrencyShares Euro Trust	(4.03)%	07/06/2010	$(879,249)	$26,199
iPath Dow Jones-UBS Commodity Index Total Return ETN	0.52%	07/06/2010	113,478	(9,664)
iShares Barclays 1-3 Year Treasury Bond Fund	0.54%	07/06/2010	2,493,986	14,646
iShares Barclays Aggregate Bond Fund	0.52%	07/06/2010	1,843,578	(68,158)
iShares Barclays Credit Bond Fund	0.52%	07/06/2010	124,478	2,000
iShares Barclays Short Treasury Bond Fund	0.54%	07/06/2010	566,315	(146)
iShares Barclays US Treasury Inflation Protected Securities Fund Bond Fund	0.55%	07/06/2010	16,950	237
iShares Dow Jones US Real Estate Index Fund	(1.28)%	07/06/2010	(1,833,023)	128,301

Notes to Schedule of Investments (continued)

January 31, 2010 (unaudited)

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

iShares iBoxx $ High Yield Corporate Bond Fund	0.54%	07/06/2010	$1,596,131	$(36,173)
iShares iBoxx Investment Grade Corporate Bond Fund	0.52%	07/06/2010	3,317,758	32,660
iShares JPMorgan USD Emerging Markets Bond Fund	0.53%	07/06/2010	439,420	(1,994)
iShares MSCI EAFE Index Fund	0.52%	07/06/2010	420,156	(24,898)
iShares MSCI Emerging Markets Index Fund	0.52%	07/06/2010	3,947,706	(306,733)
iShares Russell 2000 Index Fund	(1.31)%	07/06/2010	(4,103,785)	192,242
PowerShares DB Commodity Index Tracking Fund	0.52%	07/06/2010	232,837	(20,286)
PowerShares DB G10 Currency Harvest Fund	0.54%	07/06/2010	1,350,680	(22,383)
PowerShares Emerging Markets Sovereign Debt Portfolio	0.53%	07/06/2010	173,840	158
SPDR Barclays Capital 1-3 Month T-Bill ETF	0.54%	07/06/2010	244,031	(65)
SPDR Barclays Capital Aggregate Bond ETF	0.52%	07/06/2010	32,952	217
SPDR Barclays Capital High Yield Bond ETF	0.53%	07/06/2010	1,204,512	(11,810)
SPDR Barclays Capital International Treasury Bond ETF	0.53%	07/06/2010	569,646	(8,549)
SPDR Dow Jones REIT ETF	(0.57)%	07/06/2010	(649,345)	45,772
Vanguard Emerging Markets ETF	0.52%	07/06/2010	1,973,432	(138,059)
Vanguard Europe Pacific ETF	0.52%	07/06/2010	52,207	(3,332)
Vanguard REIT ETF	(0.85)%	07/06/2010	(2,645,214)	196,014
Vanguard Short-Term Bond ETF	0.53%	07/06/2010	1,178,254	9,944
Vanguard Total Bond Market ETF	0.52%	07/06/2010	1,018,214	9,416

Net Unrealized Appreciation				$5,556

5. ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

At January 31, 2010, the fair values of derivative instruments were as follows:

Asset Derivatives

Equity risk	Total

$657,807	$657,807

Liability Derivatives

Equity risk	Total

$652,251	$652,251

Transactions in derivative instruments during the period ended January 31, 2010, were as follows:

	Equity risk	Total

Net realized gain (loss)
Swap transactions	$5,262

Net realized gain	5,262	$5,262

Net change in unrealized appreciation (depreciation)
Swap transactions	$29,007

Net change in unrealized appreciation	29,007	$29,007

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	March 22, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	Date: March 22, 2010

By:	/s/ David L. Fogel

David L. Fogel
Principal Financial Officer

Date:	Date: March 22, 2010